Cash and Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
4.          Cash and Cash Equivalents and Restricted Cash:
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the unaudited interim condensed consolidated balance sheets that sum to the total of the same such amounts shown in the unaudited interim condensed consolidated statements of cash flows:

	June 30, 2024	December 31, 2023
Cash and cash equivalents	32,674	19,378
Restricted cash	50	50
Restricted cash, non-current	5,500	5,500
Total	38,224	24,928

Restricted cash as of June 30, 2024 includes $2,000 of minimum liquidity requirements as per the Piraeus Bank Loan Facility, $2,000 of minimum liquidity requirements as per the October 2022 Danish Ship Finance Loan Facility, $500 of minimum liquidity requirements as per the August 2021 Alpha Bank Loan Facility, $500 of minimum liquidity requirements as per the June 2022 Alpha Bank Loan Facility, $500 of minimum liquidity requirements as per the December 2022 Alpha Bank Loan Facility, and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. Minimum liquidity, not legally restricted, as of June 30, 2024, of $9,000 as per the Company’s credit facilities’ covenants, is included in “Cash and cash equivalents”.

Restricted cash as of December 31, 2023 includes $2,000 of minimum liquidity requirements as per the Piraeus Bank Loan Facility, $2,000 of minimum liquidity requirements as per the October 2022 Danish Ship Finance Loan Facility, $500 of minimum liquidity requirements as per the August 2021 Alpha Bank Loan Facility, $500 of minimum liquidity requirements as per the June 2022 Alpha Bank Loan Facility, $500 of minimum liquidity requirements as per the December 2022 Alpha Bank Loan Facility, and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. Minimum liquidity, not legally restricted, as of December 31, 2023, of $9,600 as per the Company’s credit facilities’ covenants, is included in “Cash and cash equivalents”.